Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 34,423,897	¥ 18,583,056
Financial assets at fair value through profit or loss past due	2,310,000	3,496,000
Fair loss recognized in the current period by overdue financial assets at fair value through profit or loss	337,000	661,000
Trust plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 9,927,037	¥ 3,470,473